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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6404

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN STRATEGIC INCOME PORTFOLIO INC.

ASP

May 31, 2005

Semiannual Report

AMERICAN STRATEGIC INCOME PORTFOLIO INC.

Table of Contents

3	Financial Statements

7	Notes to Financial Statements

21	Schedule of Investments

28	Notice to Shareholders

At a meeting held July 20, 2005, the board of directors for American Strategic Income Portfolio Inc. (the “fund”), in consultation with U.S. Bancorp Asset Management (“USBAM”), decided not to pursue the previously proposed reorganization of the fund, American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the “existing funds”) into the First American Strategic Real Estate Portfolio Inc., a specialty finance company that would elect to be taxed as a REIT. The board of directors and USBAM are currently exploring other options, including the possibility of combining the existing funds into a single closed-end fund that would continue to be registered under the Investment Company Act.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on May 31, 2005

Delinquent Loan Profile

The tables below show the percentages of single family and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of May 31, 2005, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	91.4%	Current	100.0%
30 Days	8.6%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	0.0%

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American Strategic Income Portfolio

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of May 31, 2005. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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American Strategic Income Portfolio

Financial STATEMENTS (Unaudited)

Statement of Assets and Liabilities May 31, 2005

Assets:
Investments in unaffiliated securities, at value* (note 2)	$58,543,349
Cash in bank on demand deposit	3,168,924
Receivable for accrued interest	205,877
Prepaid expenses	19,196
Other assets	10,469
Total assets	61,947,815
Liabilities:
Payable for reverse repurchase agreements (note 2)	8,999,299
Payable for investment advisory fees (note 3)	23,500
Payable for administrative fees (note 3)	11,167
Payable for interest expense	10,560
Payable for reorganization expenses (notes 3 and 6)	45,317
Payable for other expenses	66,340
Total liabilities	9,156,183
Net assets applicable to outstanding capital stock	$52,791,632
Composition of net assets:
Capital stock and additional paid-in capital	$54,290,747
Distributions in excess of net investment income	(6,651)
Accumulated net realized loss on investments	(2,335,412)
Unrealized appreciation of investments	842,948
Total – representing net assets applicable to capital stock	$52,791,632
*Investments in unaffiliated securities, at cost	$57,700,401
Net asset value and market price of capital stock:
Net assets outstanding	$52,791,632
Shares outstanding (authorized 1 billion shares of $0.01 par value)	4,231,331
Net asset value per share	$12.48
Market price per share	$11.48

See accompanying Notes to Financial Statements.

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Financial STATEMENTS (Unaudited) continued

Statement of Operations For the Six Months Ended May 31, 2005

Investment income:
Interest from unaffiated securities	$1,526,487
Dividends from unaffiliated securities	292,448
Dividends from affiliated money market fund	76,668
Total investment income	1,895,603
Expenses (note 3):
Investment advisory fees	137,838
Interest expense	89,433
Administrative fees	65,891
Custodian fees	5,327
Transfer agent fees	11,148
Exchange listing and registration fees	11,859
Reports to shareholders	14,203
Mortgage servicing fees	24,092
Directors' fees	4,161
Audit and legal fees	12,804
Other expenses	5,924
Total expenses	382,680
Net investment income	1,512,923
Net realized and unrealized gains (losses) on investments (note 4):
Net realized gain on investments	2,222
Net change in unrealized appreciation or depreciation of investments	(331,127)
Net loss on investments	(328,905)
Net increase in net assets resulting from operations	$1,184,018

See accompanying Notes to Financial Statements.

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Statement of Cash Flows For the Six Months Ended May 31, 2005

Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,184,018
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(10,251,648)
Proceeds from paydowns and sales of investments	2,487,035
Net sales of short-term securities	9,215,892
Net amortization of bond discount and premium	(6,978)
Net unrealized depreciation of investments	331,127
Net realized gain on investments	(2,222)
Decrease in accrued interest receivable	42,607
Increase in other assets	(1,135)
Decrease in accrued fees and expenses	(1,137)
Net cash provided by operating activities	2,997,559
Cash flows from financing activities:
Net payments for reverse repurchase agreements	2,068,662
Distributions paid to shareholders	(1,893,140)
Net cash provided by financing activities	175,522
Net increase in cash	3,173,081
Bank overdraft at beginning of period	(4,157)
Cash at end of period	$3,168,924
Supplemental disclosure of cash flow information: Cash paid for interest	$88,039

See accompanying Notes to Financial Statements.

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Financial STATEMENTS (Unaudited) continued

Statement of Changes in Net Assets

	Six Months Ended 5/31/05 (Unaudited)	Year Ended 11/30/04
Operations:
Net investment income	$1,512,923	$3,984,412
Net realized gain on investments	2,222	295,555
Net change in unrealized appreciation or depreciation of investments	(331,127)	(704,969)
Net increase in net assets resulting from operations	1,184,018	3,574,998
Distributions to shareholders (note 2):
From net investment income	(1,893,140)	(3,680,958)
Capital share transactions (note 2):
Proceeds from 1,037 shares issued from reinvested dividends	-	13,287
Total decrease in net assets	(709,122)	(92,673)
Net assets at beginning of period	53,500,754	53,593,427
Net assets at end of period	$52,791,632	$53,500,754
Undistributed (distributions in excess of) net investment income	$(6,651)	$373,566

See accompanying Notes to Financial Statements.

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American Strategic Income Portfolio

Notes to Financial STATEMENTS (Unaudited)

(1) Organization	American Strategic Income Portfolio Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities, corporate debt securities, preferred stock issued by real estate investment trusts, and mortgage servicing rights. In addition, the fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol ASP.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments (other than whole loans and participation mortgages) are furnished by independent pricing services that have been approved by the fund's board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may

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Notes to Financial STATEMENTS (Unaudited) continued

employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

The fund's investments in whole loans (single family, multifamily and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations

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are not readily available. These investments are valued at fair value according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in a negotiation between the fund and third parties.

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Notes to Financial STATEMENTS (Unaudited) continued

As of May 31, 2005, the fund held fair valued securities with a value of $38,793,851 or 73.5% of net assets.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Whole Loans and Participation Mortgages

Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

The fund does not record past due interest as income until received. The fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will

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produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the fund may suffer a loss. At May 31, 2005, loans representing 0.3% of net assets were 30 days or more delinquent as to the timely monthly payment of principal and interest. Such delinquencies relate solely to single family whole loans and represent 8.6% of the total value of single family loans outstanding at May 31, 2005. At May 31, 2005, no multifamily or commercial loans were delinquent.

Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The fund may receive rental or other income as a result of holding real estate. In addition, the fund may incur expenses associated with maintaining any real estate owned. As of and for the six months ended May 31, 2005, the fund owned no real estate.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended May 31, 2005, the weighted average borrowings outstanding were $6,723,552 and the weighted average interest rate was 2.50%.

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Notes to Financial STATEMENTS (Unaudited) continued

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of May 31, 2005, the fund had no outstanding when-issued or forward-commitment securities.

Mortgage Servicing Rights

The fund may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change.

Federal Taxes

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment

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income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

The tax character of distributions paid during the six months ended May 31, 2005 (estimated), and the fiscal year ended November 30, 2004 was as follows:

	2005	2004
Distributions paid from ordinary income	$1,893,140	$3,680,958

At November 30, 2004, the fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$373,566
Accumulated capital losses	(1,915,694)
Unrealized appreciation	752,135
Accumulated deficit	$(789,993)

The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at November 30, 2004, is attributable to a one-time tax election whereby the fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

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American Strategic Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles,

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requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3	) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee equal to an annualized rate of 0.20% of the fund's average weekly net assets and 4.50% of the daily gross income accrued by the fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended May 31, 2005, the effective investment management fee incurred by the fund was 0.52%. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the

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American Strategic Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

related money market funds, USBAM will reimburse the fund an amount equal to that portion of the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp is also co-administrator but currently has no functional responsibilities related to the fund) and provides administrative services, including legal and shareholder services, to the fund. Under this Co-Administration Agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.25% of the fund's average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The fee for the fund is equal to an annual rate of 0.02% of average weekly net assets. These fees are computed weekly and paid monthly.

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Mortgage Servicing Fees

The fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Proposed Reorganization Expenses

The fund previously filed a proxy statement/registration statement and took certain other steps in connection with a proposed reorganization of the fund, along with American Strategic Income Portfolio Inc. II ("BSP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA"), into First American Strategic Real Estate Portfolio Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust. As discussed in Note 7, the Board of Directors, in consultation with USBAM, has decided not to pursue this proposed reorganization. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational, and other meetings, and costs and expenses of accountants, attorneys, financial advisors and other experts engaged in connection with the reorganization) were borne by the fund, BSP, CSP, and SLA (collectively, the "existing funds"). The existing funds as a group bore the first $3,400,000 of such expenses and, subject to certain exceptions, have shared equally with USBAM all transaction expenses in excess of $3,400,000. Such costs and expenses were allocated among the existing funds based on their relative net asset

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Notes to Financial STATEMENTS (Unaudited) continued

values. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters were borne by USBAM. The existing funds' portion of the costs and expenses related to the reorganization have totaled approximately $4,000,000 through May 31, 2005. Of this amount, $325,524 has been allocated to the fund.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, exchange listing and registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, taxes, and other miscellaneous expenses.

(4) Investment Security Transactions	Cost of purchases and proceeds from paydowns and sales of securities and real estate, other than temporary investments in short-term securities, for the six months ended May 31, 2005, aggregated $10,258,626 and $2,487,035, respectively. For the six months ended May 31, 2005, there were no prepayment penalties included in the proceeds from sales.

(5) Capital Loss Carryover	For federal income tax purposes, the fund had capital loss carryovers at November 30, 2004, the fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below.

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American Strategic Income Portfolio

Capital Loss Carryover	Expiration
$911,242	2008
737,067	2010
267,385	2011
$1,915,694

(6) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) Subsequent Events	At a meeting held June 20-22, 2005, the Board of Directors approved a new administration agreement under which, effective July 1, 2005, USBAM began serving as the sole administrator for the fund. The monthly administrative fee will be the same as under the prior agreement, and will equal an annualized rate of 0.25% of the fund's average weekly net assets.

At the same meeting, the Board of Directors approved a change in the fund's year-end from November 30 to August 31.

At a meeting held July 20, 2005, the Board of Directors, in consultation with USBAM, decided not to pursue the previously proposed reorganization of the fund, American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the "existing funds") into First American Strategic Real Estate Portfolio Inc., a specialty finance company that would elect to be taxed as a real estate investment trust. The Board of Directors and USBAM are currently exploring other options, including the possibility of combining the existing funds into a single closed-end fund that would continue to be registered under the Investment Company Act.

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American Strategic Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

	Six Months Ended 5/31/05		Year Ended November 30,
	(Unaudited)		2004	2003	2002	2001	2000
Per-Share Data
Net asset value, beginning of period	$12.64		$12.67	$12.61	$12.63	$12.51	$12.35
Operations:
Net investment income	0.36		0.94	0.89	0.96	1.05	0.97
Net realized and unrealized gains (losses) on investments	(0.07)		(0.10)	0.04	0.05	0.13	0.15
Total from operations	0.29		0.84	0.93	1.01	1.18	1.12
Distributions to shareholders:
From net investment income	(0.45)		(0.87)	(0.87)	(1.03)	(1.06)	(0.96)
Net asset value, end of period	$12.48		$12.64	$12.67	$12.61	$12.63	$12.51
Market value, end of period	$11.48		$12.00	$12.80	$12.05	$12.79	$11.19
Selected Information
Total return, net asset value (a)	2.32%		6.85%	7.65%	8.32%	9.85%	9.55%
Total return, market value (b)	(0.69)%		0.48%	13.92%	2.32%	24.73%	6.68%
Net assets at end of period (in millions)	$53		$54	$54	$53	$53	$53
Ratio of expenses to average weekly net assets	1.79	%(d)	1.41%	2.00%	2.81%	2.70%	3.92%
Ratio of expenses to average weekly net assets excluding interest expense	1.45	%(d)	1.13%	1.39%	1.63%	1.34%	1.56%
Ratio of net investment income to average weekly net assets	5.74	%(d)	7.46%	7.08%	7.56%	8.25%	7.85%
Portfolio turnover rate	5%		26%	50%	18%	30%	32%
Amount of borrowings outstanding at end of period (in millions)	$9		$7	$16	$17	$22	$12
Per-share amount of borrowings outstanding at end of period	$2.12		$1.64	$3.69	$3.92	$5.19	$2.77
Per-share amount of net assets, excluding borrowings, at end of period	$14.60		$14.28	$16.36	$16.53	$17.82	$15.28
Asset coverage ratio (c)	687%		872%	443%	421%	343%	552%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Annualized.

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Schedule of INVESTMENTS (Unaudited)

American Strategic Income Portfolio  May 31, 2005

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities - 19.6%
Fixed Rate - 19.6%
FHLMC, 5.50%, 1/1/18 (b)		$1,125,003	$1,160,403	$1,154,534
FHLMC, 9.00%, 7/1/30		266,675	273,742	289,676
FNMA, 6.00%, 10/1/16 (b)		685,264	698,693	710,537
FNMA, 5.00%, 7/1/18 (b)		2,695,839	2,691,988	2,727,865
FNMA, 6.50%, 6/1/29 (b)		302,898	300,850	315,107
FNMA, 7.50%, 3/1/30		718,875	707,201	766,025
FNMA, 7.50%, 5/1/30 (b)		74,503	72,003	79,695
FNMA, 8.00%, 5/1/30 (b)		20,468	20,209	22,124
FNMA, 6.00%, 5/1/31 (b)		570,109	573,329	587,321
FNMA, 6.50%, 11/1/31 (b)		363,146	371,143	377,330
FNMA, 5.50%, 7/1/33 (b)		3,273,935	3,235,025	3,318,952
Total U.S. Government Agency Mortgage-Backed Securities			10,104,586	10,349,166
Whole Loans and Participation Mortgages (c,d,e) - 73.5%
Commercial Loans - 35.4%
Advance Self Storage, 9.13%, 12/1/05	11/29/00	1,204,102	1,204,102	1,216,143
Buca Restaurant, 8.63%, 1/1/11	12/27/00	899,541	899,541	944,519
Dixie Highway, 6.93%, 9/1/11	08/31/04	841,841	841,841	883,933
Hampden Medical Office, 7.38%, 10/1/12	09/09/02	1,735,364	1,735,364	1,822,132
Integrity Plaza Shopping Center, 7.88%, 7/1/12	06/11/02	2,072,030	2,072,030	2,147,282
Metro Center, 5.20%, 5/1/09	04/07/04	2,599,698	2,599,698	2,644,686
Murphy Industrial Building, 5.38%, 10/1/07	09/29/04	1,450,000	1,450,000	1,493,500
Orchard Commons, 8.75%,4/1/11	03/28/01	991,790	991,790	1,041,380
Pacific Periodicals Building, 8.03%, 1/1/08	12/09/97	1,210,240	1,210,240	1,246,547
Rockwood Galleria, 7.25%, 2/1/11	01/06/03	1,567,863	1,567,863	1,515,509
Schendel Office Building, 8.20%, 10/1/07	09/30/97	998,137	998,137	731,908
Stephens Center, 6.38%, 9/1/10	08/21/03	1,362,977	1,362,977	1,431,125
Voit Office Building, 8.13%, 9/1/08	08/17/01	1,505,886	1,505,886	1,551,062
			18,439,469	18,669,726
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Strategic Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Strategic Income Portfolio
(Continued)

Description of Security	Date Acquired	Par Value	Cost	Value (a)
Multifamily Loans - 35.2%
Applewood Manor, 8.63%, 1/1/08	12/23/93	$615,303	$612,227	$622,003
Bay Villas, 6.23%, 4/1/07 (f)	04/01/05	2,500,000	2,500,000	2,500,000
Cascade Village, 5.25%,12/1/09	11/23/04	1,600,000	1,600,000	1,641,374
Charleston Plaza Apartments, 7.38%, 7/1/08	07/01/98	1,405,416	1,405,416	1,461,633
Franklin Woods Apartments, 6.00%, 3/1/10	02/24/95	983,053	980,395	1,016,306
Hunt Club Apartments, 5.68%, 7/1/11	06/03/04	1,227,613	1,227,614	1,285,153
Park Hollywood, 7.38%, 6/1/12	05/31/02	1,146,052	1,146,052	1,203,355
Rush Oaks Apartments, 7.78%, 12/1/07	11/26/97	483,537	483,537	498,043
Steel Lake Apartments, 5.74%, 6/1/08 (f)	05/31/05	3,985,000	3,985,000	3,985,000
Vanderbilt Condominiums, 8.04%, 10/1/09	09/29/99	1,134,131	1,134,131	1,190,838
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, 7.25%, 3/1/06	02/21/03	1,900,000	1,900,000	1,919,000
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, 9.88%, 3/1/06	02/21/03	350,000	350,000	268,892
Woodland Garden Apartments, 7.38%, 9/1/08	08/26/98	983,286	983,286	976,346
			18,307,658	18,567,943
Single Family Loans - 2.9%
Aegis, 10.00%, 3/26/10	10/26/95	47,837	45,191	49,272
Aegis II, 9.66%, 1/28/14	12/28/95	32,776	30,031	33,759
American Portfolio, 4.88%, 10/18/15	07/18/95	25,948	24,718	26,727
Anivan, 5.19%, 4/14/12	06/14/96	100,566	101,217	103,344
Bank of New Mexico, 6.23%, 3/31/10	05/31/96	77,756	76,312	80,089
Bluebonnet Savings and Loan, 6.66%, 8/31/10	05/22/92	192,681	176,530	195,573
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Strategic Income Portfolio

American Strategic Income Portfolio
(Continued)

Description of Security	Date Acquired	Par Value	Cost	Value (a)
Bluebonnet Savings and Loan II, 11.50%, 8/31/10	05/22/92	$7,994	$7,832	$7,777
CLSI Allison Williams, 9.38%, 8/1/17	02/28/92	40,805	37,531	42,002
Cross Roads Savings and Loan, 6.25%, 1/1/21	01/07/92	40,399	38,206	39,937
Cross Roads Savings and Loan II, 8.34%, 1/1/21	01/07/92	57,089	53,689	58,802
Fairbanks, Utah, 5.50%, 9/23/15	05/21/92	23,000	19,521	23,298
First Boston Mortgage Pool, 9.04%, 11/5/07	06/23/92	64,085	52,377	66,007
Huntington MEWS, 9.00%, 8/1/17	01/22/92	40,132	34,645	41,335
Knutson Mortgage Portfolio I, 9.37%, 8/1/17	02/26/92	180,456	172,196	185,870
McClemore, Matrix Funding Corporation, 10.50%, 9/30/12	09/09/92	48,763	46,325	50,226
Nomura III, 8.20%, 4/29/17	09/29/95	378,831	342,443	379,232
Rand Mortgage Corporation, 9.50%, 8/1/17	02/01/92	68,711	56,365	70,773
Salomon II, 9.34%, 11/23/14	12/23/94	77,552	67,505	79,879
Valley Bank of Commerce, N.M., 9.01%, 8/31/10	05/07/92	21,664	18,429	22,280
			1,401,063	1,556,182
Total Whole Loans and Participation Mortgages			38,148,190	38,793,851
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Strategic Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Strategic Income Portfolio
(Continued)

Description of Security	Shares	Cost	Value (a)
Preferred Stocks - 17.8%
Real Estate Investment Trusts - 17.8%
AMB Property, Series L	14,500	$359,755	$368,844
AMB Property, Series M	5,600	139,850	142,240
BRE Properties, Series B	20,500	539,150	541,200
BRE Properties, Series C	400	10,216	10,124
BRE Properties, Series D	400	10,180	10,080
Capital Automotive	6,030	150,750	150,750
CarrAmerica Realty Corp., Series E	7,400	190,525	191,290
Developers Divers Realty, Series F	13,000	338,650	342,420
Developers Divers Realty, Series H	3,850	100,484	98,175
Developers Divers Realty, Series I	3,800	100,450	97,280
Duke Realty Corp., Series J	2,100	52,246	53,025
Duke Realty Corp., Series K	6,200	152,826	153,140
Duke Realty Corp., Series L	12,000	302,160	297,840
Equity Office Properties Trust, Series G	20,500	553,847	549,400
Equity Residential Properties, Series D	1,600	42,553	42,992
Equity Residential Properties, Series N	20,100	500,946	505,515
Federal Realty Investment Trust, Series B	22,000	580,483	581,680
Health Care Properties, Series E	10,500	274,759	270,270
Health Care Properties, Series F	10,700	278,312	272,315
HRPT Properties Trust, Series A	8,400	225,120	218,064
HRPT Properties Trust, Series B	14,000	364,477	373,800
Kimco Realty, Series F	19,400	500,619	502,460
New Plan Excel Realty Trust, Series E	600	15,924	15,480
Post Properties, Inc., Series B	17,800	468,112	453,010
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Strategic Income Portfolio

American Strategic Income Portfolio
(Continued)

Description of Security	Shares	Cost	Value (a)
Prologis Trust, Series F	6,700	$167,835	$171,185
Prologis Trust, Series G	13,200	330,984	334,356
PS Business Park, Series D	11,500	308,161	302,680
PS Business Park, Series F	10,500	276,103	278,355
Public Storage, Series A	6,000	144,291	144,720
Public Storage, Series X	3,000	74,330	74,700
Public Storage, Series Z	11,500	282,309	278,645
Realty Income Corp., Series D	20,500	546,185	533,205
Regency Centers Corp., Series D	20,500	543,955	524,800
Vornado Realty Trust, Series E	4,800	121,338	123,792
Vornado Realty Trust, Series F	7,800	199,340	195,780
Vornado Realty Trust, Series G	8,000	200,400	196,720
Total Preferred Stocks		9,447,625	9,400,332
Total Investments in Securities (g) - 110.9%		$57,700,401	$58,543,349

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On May 31, 2005, securities valued at $9,293,466 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral
$5,741,305	5/11/05	3.07	%*	6/10/05	$10,282	(1)
3,257,994	5/31/05	3.08	%*	6/10/05	278	(1)
$8,999,299					$10,560

*Interest rate as of May 31, 2005. Rate is based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:

FHLMC, 5.50%, 1/1/18, $1,125,003 par

FNMA, 6.00%, 10/1/16, $685,264 par

FNMA, 5.00%, 7/1/18, $2,695,839 par

FNMA, 6.50%, 6/1/29, $302,898 par

2005 Semiannual Report

American Strategic Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

FNMA, 7.50%, 5/1/30, $74,503 par

FNMA, 8.00%, 5/1/30, $20,468 par

FNMA, 6.00%, 5/1/31, $570,109 par

FNMA, 6.50%, 11/1/31, $363,146 par

FNMA, 5.50%, 7/1/33, $3,273,935 par

(c)  Interest rates on commercial and multifamily loans are the rates in effect on May 31, 2005. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2005.

(d)  Commercial and multifamily loans are described by the name of the mortgaged property. Pools of single family loans are described by the name of the institution from which the loans were purchased. The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

Advance Self Storage - Lincoln, NE

Buca Restaurant – Maple Grove, MN

Dixie Highway – Pompano Beach, FL

Hampden Medical Office – Englewood, CO

Integrity Plaza Shopping Center – Albuquerque, NM

Murphy Industrial Building – Irvine, CA

Metro Center – Albuquerque, NM

Orchard Commons – Englewood, CO

Pacific Periodicals Building – Lakewood, WA

Rockwood Galleria – Gresham, OR

Schendel Office Building – Beaverton, OR

Stephens Center – Missoula, MT

Voit Office Building – Orange, CA

Multifamily Loans:

Applewood Manor – Duluth, MN

Bay Villas – St. Petersburg, FL

Cascade Village – Cascade Township, MI

Charleston Plaza Apartments – Las Vegas, NV

Franklin Woods Apartments – Franklin, NH

Hunt Club Apartments – Waco, TX

Park Hollywood – Portland, OR

Rush Oaks Apartments – LaPorte, TX

Steel Lake Apartments – Federal Way, WA

Vanderbilt Condominiums – Austin, TX

Villa Bonita, Chez Royalle, Fitzhugh Apartments I – Dallas, TX

Villa Bonita, Chez Royalle, Fitzhugh Apartments II – Dallas, TX

Woodland Garden Apartments – Arlington, WA

Single Family Loans:

Aegis – 1 loan, Massachussets

Aegis II – 2 loans, midwestern United States

American Portfolio – 1 loan, California

Anivan – 1 loan, Maryland

Bank of New Mexico – 2 loans, New Mexico

Bluebonnet Savings and Loan – 7 loans, Texas

Bluebonnet Savings and Loan II – 1 loan, Texas

CLSI Allison Williams – 3 loans, Texas

Cross Roads Savings and Loan – 1 loan, Oklahoma

Cross Roads Savings and Loan II – 3 loans, Oklahoma

2005 Semiannual Report

American Strategic Income Portfolio

Fairbanks, Utah – 1 loan, Utah

First Boston Mortgage Pool – 5 loans, United States

Huntington MEWS – 1 loan, New Jersey

Knutson Mortgage Portfolio I – 3 loans, midwestern United States

McClemore, Matrix Funding Corporation – 1 loan, North Carolina

Nomura III – 7 loans, midwestern United States

Rand Mortgage Corporation – 2 loans, Texas

Salomon II – 2 loans, midwestern United States

Valley Bank of Commerce, N.M. – 2 loans, New Mexico

(e)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2005, the total value of fair valued securities was $38,793,851 or 73.5% of net assets.

(f)  Interest only–Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of May 31, 2005.

(g)  On May 31, 2005, the cost of investments in securities for federal income tax purposes was $58,115,045. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$938,029
Gross unrealized depreciation	(509,725)
Net unrealized appreciation	$428,304

Abbreviations:

Cl–Class

FHLMC–Federal Home Loan Mortgage Corporation

FNMA–Federal National Mortgage Association

2005 Semiannual Report

American Strategic Income Portfolio

NOTICE TO SHAREHOLDERS (Unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2005 Semiannual Report

American Strategic Income Portfolio

Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Strategic Income Portfolio Inc.
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Strategic Income Portfolio Inc.
Retired; former Senior Vice President, Chief Financial Officer, and
Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Strategic Income Portfolio Inc.
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of American Strategic Income Portfolio Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of American Strategic Income Portfolio Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Strategic Income Portfolio Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of American Strategic Income Portfolio Inc.
Owner and President of Strauss Management Company

JAMES WADE

Director of American Strategic Income Portfolio Inc.
Owner and President of Jim Wade Homes

American Strategic Income Portfolio Inc.’s Board of Directors is comprised entirely of independent directors.

AMERICAN STRATEGIC INCOME PORTFOLIO INC.

2005 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

7/2005    0170-05    ASP-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services Response

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser”, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

By:

Date: August 8, 2005

By:

/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: August 8, 2005